Emergence from Bankruptcy - Narrative (Details)				3 Months Ended
	Sep. 01, 2019 USD ($)	Aug. 31, 2019 USD ($) $ / shares shares	May 24, 2019 USD ($)	Sep. 02, 2019 USD ($)	Sep. 30, 2019 USD ($) $ / shares shares	Aug. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Line of Credit Facility [Line Items]
Cash received from equity rights offering		$ 150,000,000
Common stock received, equity rights offering		$ 100,000,000
Long-term debt					$ 994,000,000		$ 1,816,450,000	$ 1,718,297,000
Senior note exchange, cash option, percentage of principal and accrued unpaid interest due		2.50%
Senior note exchange, noncash option, percentage of common stock issued and outstanding		18.00%
Cash received, equity rights offering and other				$ 200,000,000
Deemed contribution of cash on hand received through merger	$ 23,000,000		$ 23,000,000
Common stock, authorized shares (in shares) | shares					45,000,000	45,000,000	1,000	1,000
Common stock, outstanding shares (in shares) | shares		22,500,000			22,500,000		1,000	1,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.01			$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized shares (in shares) | shares					5,000,000	5,000,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.01	$ 0.01
Common stock, issued shares (in shares) | shares		22,500,000			22,500,000	22,500,000	1,000	1,000
Percentage of former shareholder ownership after reorganization		5.82%
Ascent Capital Former Shareholders
Line of Credit Facility [Line Items]
Common stock, par value (in dollars per share) | $ / shares						$ 0.01
Common stock, issued shares (in shares) | shares						1,309,757
Conversion ratio						0.1043086
DIP Facility
Line of Credit Facility [Line Items]
Extinguishment of debt		$ 245,000,000
Senior Notes
Line of Credit Facility [Line Items]
Extinguishment of debt		$ 585,000,000
Liabilities subject to compromise, debt						$ 585,000,000
Senior Notes | Senior Notes 9.125 Percent Due 2020
Line of Credit Facility [Line Items]
Interest rate on debt		9.125%					9.125%
Debt instrument, face amount							$ 585,000,000
Long-term debt							$ 585,000,000	$ 580,026,000
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Borrowing capacity		$ 145,000,000
Term Loan
Line of Credit Facility [Line Items]
Debt instrument, face amount		150,000,000
Liabilities subject to compromise, debt		1,072,500,000				$ 1,072,500,000
Takeback Loan Facility
Line of Credit Facility [Line Items]
Long-term debt		$ 822,500,000